NOTES PAYABLE (Narrative) (Details) - USD ($)	1 Months Ended				9 Months Ended	12 Months Ended
	Dec. 30, 2016	Dec. 17, 2016	Jul. 31, 2014	Mar. 31, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 02, 2016	Apr. 06, 2016	Mar. 30, 2016	Mar. 16, 2016	Dec. 18, 2015	Dec. 18, 2014	Jul. 07, 2014
Short-term Debt [Line Items]
Debt instrument, interest rate	12.00%
Number of shares of common stock issued				38,690,000
Number of trading days	10 days
Loss on the change in fair value of warrant liability					$ 310,173
Recognition of an extinguishment loss					133,077
Accrued interest payable					$ 142,446	$ 101,185	$ 6,832
SlainteVentures, LLC [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate								12.00%	12.00%	12.00%		18.00%
Number of shares called by warrants											416,667
Warrant exercise price					$ 0.18
Warrant Term					5 years
Default rate of interest under the note												80.00%
SlainteVentures, LLC [Member] | Forecast [Member]
Short-term Debt [Line Items]
Value of shares of common stock issued		$ 100,000
Number of trading days		30 days
Notes Payable [Member] | Unrelated Third Party [Member]
Short-term Debt [Line Items]
Debt instrument, face amount													$ 600,000
Debt instrument, interest rate													12.00%
Default rate of interest under the note													18.00%
Debt issuance costs													$ 13,500
Interest expense						80,482	2,565
Accrued interest payable						83,047	2,565
Notes Payable [Member] | WeedMD RX Inc. (''WMD'') [Member]
Short-term Debt [Line Items]
Debt instrument, face amount														$ 175,000
Debt instrument, interest rate														5.00%
Number of shares of common stock issued			1,100,000
Interest expense						8,750	4,267
Accrued interest payable						$ 13,017	$ 4,267